NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2020
Non Controlling Interest [Abstract]
Summary of non-controlling interests
The company’s non-controlling interests are comprised of the following as at December 31:

(MILLIONS)	2020	2019
Participating non-controlling interests – in operating subsidiaries	$10,290	$10,258
Participating non-controlling interests – in a holding subsidiary held by the partnership	258	268
	$10,548	$10,526

Disclosure of significant investments non-controlling interest in subsidiaries
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III	Brookfield Infrastructure Fund IV	Isagen institutional investors	Isagen public non-controlling interests	The Catalyst Group	TerraForm Power	Other	Total
As at December 31, 2017	$850	$1,499	$1,643	$—	$1,701	$9	$134	$876	$158	$6,870
Net income	1	12	161	—	174	1	14	136	3	502
Other comprehensive income	66	234	809	—	504	5	(18)	549	7	2,156
Capital contributions	—	—	230	—	—	—	—	420	—	650
Dividends declared and return of capital	(17)	(58)	(163)	—	(167)	—	(6)	(88)	(10)	(509)
Other	—	8	(13)	—	—	—	—	2	—	(3)
As at December 31, 2018	900	1,695	2,667	—	2,212	15	124	1,895	158	9,666
Net income (loss)	—	—	—	—	154	1	17	(135)	(1)	36
Other comprehensive income	46	114	324	—	266	2	(41)	200	1	912
Capital contributions	—	2	—	—	—	(2)	—	292	2	294
Dividends declared and return of capital	(24)	(57)	(180)	—	(259)	(1)	(11)	(121)	(20)	(673)
Other	—	2	23	—	2	(2)	—	(2)	—	23
As at December 31, 2019	922	1,756	2,834	—	2,375	13	89	2,129	140	10,258
Net income (loss)	(13)	(17)	(64)	1	130	—	16	(142)	(3)	(92)
Other comprehensive income	100	189	528	2	325	2	27	176	33	1,382
Capital contributions	—	4	—	71	—	—	—	—	261	336
Return of capital	—	—	(41)	—	—	—	—	(41)	—	(82)
Dividends declared	(8)	(29)	(139)	—	(180)	—	(35)	(86)	(36)	(513)
Special distribution/TerraForm Power acquisition	—	—	—	—	—	—	—	(1,026)	—	(1,026)
Other	1	(1)	(36)	—	—	(1)	—	(49)	113	27
As at December 31, 2020	$1,002	$1,902	$3,082	$74	$2,650	$14	$97	$961	$508	$10,290
Interests held by third parties	75% - 80%	43% - 60%	23% - 71%	75%	53%	0.3%	25%	33%	21% - 30%

Disclosure of financial information of significant investments non-controlling interest in subsidiaries
The following tables summarize certain financial information of operating subsidiaries that have non-controlling interests that are material to the company:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III(1)	Brookfield Infrastructure Fund IV	Isagen (2)	The Catalyst Group	TerraForm Power(3)	Other	Total
Interests held by third parties	75% - 80%	43% - 60%	71%	75%	76%	25%	66%	21% - 30%
Place of business	North America, Brazil	North America, Brazil	North America	Brazil	Colombia	North America	North America, South America, Europe	North America, Brazil
Year ended December 31, 2018:
Revenue	$157	$322	$58	$—	$896	$142	$815	$15	$2,405
Net income	2	21	12	—	331	56	215	(1)	636
Total comprehensive income (loss)	95	445	416	—	1,290	(16)	1,063	19	3,312
Net income allocated to non-controlling interests	1	12	8	—	251	14	215	1	502
Year ended December 31, 2019:
Revenue	$155	$331	$46	$—	$971	$145	$991	$24	$2,663
Net income (loss)	2	2	(1)	—	293	67	(205)	7	165
Total comprehensive income (loss)	61	282	155	—	1,007	(99)	90	9	1,505
Net income (loss) allocated to non-controlling interests	—	—	1	—	220	17	(205)	3	36
As at December 31, 2019:
Property, plant and equipment, at fair value	$1,713	$4,619	$1,468	$—	$7,352	$696	$10,350	$141	$26,339
Total assets	1,754	4,746	1,478	—	8,403	794	11,420	147	28,742
Total borrowings	509	1,399	346	—	1,865	325	6,297	40	10,781
Total liabilities	569	1,565	352	—	3,928	342	8,155	59	14,970
Carrying value of non-controlling interests	922	1,756	806	—	3,395	89	3,265	25	10,258
Year ended December 31, 2020:
Revenue	$137	$261	$41	$5	$874	$141	$1,161	$15	$2,635
Net income (loss)	(15)	(29)	(11)	1	258	65	(360)	4	(87)
Total comprehensive income (loss)	109	329	287	4	877	173	238	—	2,017
Net income allocated to non-controlling interests	(13)	(17)	(8)	1	195	16	(268)	2	(92)
As at December 31, 2020:
Property, plant and equipment, at fair value	$1,785	$4,837	$1,745	$172	$8,150	$1,037	$11,606	$134	$29,466
Total assets	1,833	4,968	1,754	212	9,130	1,045	12,767	140	31,849
Total borrowings	483	1,356	346	64	1,822	549	6,890	41	11,551
Total liabilities	550	1,509	350	113	4,131	557	9,365	57	16,632
Carrying value of non-controlling interests	1,002	1,902	1,003	74	3,794	97	2,395	23	10,290
(1)Excludes information relating to Isagen and TerraForm Power which is presented separately.
(2)The total third parties ownership interest in Isagen as of December 31, 2020 was 75.9% and comprised of Brookfield Infrastructure Fund III: 23.0%, Isagen Institutional investors 52.6% and other non-controlling interests: 0.3%.
(3)The total third parties ownership interest in TerraForm Power as of December 31, 2020 was 65.6% and comprised of Brookfield Infrastructure Fund III: 32.8% and the remainder is held by the partnership
Disclosure of summary financial information
The following table summarizes certain financial information regarding Participating non-controlling interests – in a holding subsidiary held by the partnership:

(MILLIONS)	2020	2019	2018
For the year ended December 31:
Revenue	$1,069	$1,303	$1,251
Net income	472	350	324
Comprehensive income	550	944	1,412
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership	11	11	4
As at December 31:
Property, plant and equipment, at fair value	$9,801	$10,213
Total assets	11,527	11,567
Total borrowings	2,440	2,641
Total liabilities	4,968	4,971
Carrying value of participating non-controlling interests – in a holding subsidiary held by the partnership	258	268